Cash and Cash Equivalents Disclosure (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2015	2014
Total cash and cash equivalents	13,578	11,142
Short term investments	1,000	1,000
Total cash and cash equivalents, and short term investments	14,578	12,142